(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Detailed Information about Illiquidity Premium Per Portfolio (Detail)	Dec. 31, 2025	Dec. 31, 2024
Fixed Deferred Annuity [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.92%	0.80%
Fixed Deferred Annuity [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.99%	0.88%
Fixed Deferred Annuity [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.06%	1.00%
Fixed Deferred Annuity [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.15%	1.14%
Fixed Deferred Annuity [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.16%	1.14%
Fixed Deferred Annuity [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.16%	1.15%
Indexed Universal Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.01%	0.90%
Indexed Universal Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.07%	1.02%
Indexed Universal Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.13%	1.09%
Indexed Universal Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.19%	1.22%
Indexed Universal Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.19%	1.21%
Indexed Universal Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.20%	1.22%
Long-Term Care [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.82%	0.72%
Long-Term Care [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.83%	0.73%
Long-Term Care [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.84%	0.77%
Long-Term Care [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.06%	1.06%
Long-Term Care [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.14%	1.14%
Long-Term Care [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.31%	1.28%
Traditional Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.91%	0.75%
Traditional Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.94%	0.77%
Traditional Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.96%	0.80%
Traditional Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.11%	1.09%
Traditional Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.17%	1.15%
Traditional Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.28%	1.26%
Universal Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.85%	0.76%
Universal Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.88%	0.79%
Universal Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.91%	0.81%
Universal Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.07%	1.05%
Universal Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.13%	1.11%
Universal Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.27%	1.24%
Variable Annuities [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.36%	0.55%
Variable Annuities [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.51%	0.63%
Variable Annuities [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.64%	0.64%
Variable Annuities [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.64%	0.65%
Variable Annuities [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.63%	0.64%
Variable Annuities [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.65%	0.66%
Annuities [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.76%	0.98%
Annuities [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.76%	0.98%
Annuities [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.76%	0.98%
Annuities [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.76%	0.98%
Annuities [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.76%	0.98%
Annuities [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.72%	0.96%
Individual Protection [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.45%	0.47%
Individual Protection [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.45%	0.47%
Individual Protection [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.45%	0.47%
Individual Protection [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.45%	0.47%
Individual Protection [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.45%	0.47%
Individual Protection [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.44%	0.45%